OTHER FINANCIAL LIABILITIES - Schedule of hedge derivatives (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Financial Liabilities [Line Items]
Current liabilities	$ 0	$ 1,544
Non-current liabilities	0	0
Total hedge derivatives	0	1,544
Fair value of fuel price derivatives
Other Financial Liabilities [Line Items]
Current liabilities	0	1,544
Non-current liabilities	0	0
Total hedge derivatives	$ 0	$ 1,544